Commitments (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 43,616	R 19,983		R 7,535
Contracted for capital expenditure	4,113	3,826		1,866
Other guarantees	3,314	2,653		1,488
Assets	166,631	152,994	[1]	134,103	[1]
Property, plant and equipment	76,909	62,494	[1]	60,600	[1]
Cash and cash equivalents	26,076	30,292	[1]	20,240	[1]	R 5,619
Insured entities
Disclosure Of Commitments [Line Items]
Assets	58,873
Property, plant and equipment	6,815
Trade receivables	7,684
Inventories	8,821
Cash and cash equivalents	5,220
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	2,741	4,353		8
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,731	1,593		1,516
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	990	877		885
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	262	317		169
SGL corporate
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	521	1,086		961
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	3	3		54
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	332	395		319
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	25	17		0
Rustenburg operation
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	2,697	3,348		2,574
Marikana
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	27,955	6,841		63
Other guarantees	2,200	2,100		900
Sandouville
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	290	0		0
Keliber
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	4,324	0		0
Other
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,745	1,153		986
DRDGOLD
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 1,458	R 549		R 605

[1]	* Restated — see note 1.5